Accounts Receivable, Net - Schedule of Movement of Allowance of Credit Losses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Allowance of Credit Losses [Abstract]
Balance at the beginning of the period	$ (23,064)	$ (28,594)	$ (28,594)	$ (4,223)
Reduction (addition) during the six months period	8,463	(6,459)	5,053	(24,728)
Foreign exchange difference	142	1,033	477	357
Balance at end of the period	$ (14,459)	$ (34,020)	$ (23,064)	$ (28,594)